Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	IDX Funds
Entity Central Index Key	0001643838
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	IDX Risk-Managed Digital Assets Strategy Fund
Class Name	Institutional Class
Trading Symbol	BTIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the IDX Risk-Managed Digital Assets Strategy Fund, for the year ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxfunds.com/btidx/ or (216) 329-4271.
Additional Information Phone Number	(216) 329-4271
Additional Information Website	https://idxfunds.com/btidx/
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$298	2.49%

Expenses Paid, Amount	$ 298
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]
What factors influence performance?

For the year ended December 31st, 2024, the IDX Risk-Managed Digital Assets Strategy Fund (ticker: BTIDX) returned +39.51% relative to -1.69% and +65.95% for the Bloomberg Global-Aggregate Total Return Index (ticker: LEGATRUU) and the Bloomberg Galaxy Crypto Index (ticker: BCOMTR), respectively. December was a historic month in the digital assets space as spot bitcoin finally broke above $100,000.

Bitcoin's move past $100,000 was not only a psychological or moral victory for those deeply tied to the sector, it also coincides with a fundamental change to the political and regulatory backdrop for the industry. President Trump's re-election in November promises to bring an administration and regulatory agencies who are more amenable to working with the nascent technology in its continued integration in modern economies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return (%)
December 31, 2024
	One Year	Since Inception (11/17/2021)
IDX Risk-Managed Digital Assets Strategy Fund	39.51%	2.85%
Bloomberg Global-Aggregate Total Return Index	-1.69%	-4.18%
ICE BofA SOFR Overnight Rate Index	5.40%	4.07%

Performance Inception Date	Nov. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 15,983,477
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 426,402
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
Net Assets ($)	$15,983,477
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$426,402

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2024)
Top Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	61.40%
Total	61.40%
Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Holdings	Percentage of Net Assets
First American Government Obligations Fund, Class X	61.40%
Total	61.40%

IDX Commodity Opportunities Fund | Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	IDX Commodity Opportunities Fund
Class Name	Institutional Class
Trading Symbol	COIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the IDX Commodity Opportunities Fund, for the year ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxfunds.com/coidx/ or (216) 329-4271.
Additional Information Phone Number	(216) 329-4271
Additional Information Website	https://idxfunds.com/coidx/
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$176	1.79%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
What factors influence performance?

For the year ending December 31st, 2024, the IDX Commodity Opportunities Fund (ticker: COIDX) returned -2.80% relative to -1.69% and +5.38% for the Bloomberg Global-Aggregate Total Return Index (ticker: LEGATRUU) and the Bloomberg Commodity Total Return Index (ticker: BCOMTR), respectively. 2024 was a mixed year for commodities as precious metals paced the asset class +26.62% and +20.57% respectively for gold and silver.

The last month of the year was characterized by strong reversals in momentum in commodity markets. Energies and grains returned -4.99% and -18.63% each through year-to-date through November and suddenly reversed while industrial metals (e.g., copper and aluminum) gave back nearly half of its year-to-date gains in December to end the year +3.54%. Energies were led in December by Natural Gas (+10.28%) which through 2024 was a consistent short in our portfolio and our biggest dollar contributor on the short side. WTI Crude Oil returned +6.05% for December ending the year +13.75%; we remain long at two points on the curve in WTI and have maintained this position for the entirety of the second half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Annual Average Total Return (%)
December 31, 2024
	One Year	Since Inception (11/01/2022)
IDX Commodity Opportunities Fund	-2.80%	-2.83%
Bloomberg Global-Aggregate Total Return Index	-1.69%	4.25%
ICE BofA SOFR Overnight Rate Index	5.40%	5.34%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 27,641,573
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 730,688
Investment Company, Portfolio Turnover	291.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
Net Assets ($)	$27,641,573
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	291%
Total Advisory Fees Paid ($)	$730,688

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	80.67%
Total	80.67%
Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings
First American Government Obligations Fund, Class X	80.67%
Total	80.67%